Schedule of Portfolio Investments

September 30, 2021 (dollars in thousands; unaudited)

FHA Permanent Securities (2.1% of net assets)

	Interest Rate	Maturity Date	Unfunded Commitments[1]	Face Amount	Amortized Cost	Value

Multifamily	3.65%	Dec-2037	$—	$7,963	$8,086	$8,179
	3.75%	Aug-2048	—	3,670	3,666	3,728
	4.00%	Dec-2053	—	61,300	61,277	65,903
	4.10%	Dec-2060	—	21,816	21,832	23,915
	4.79%	May-2053		4,951	5,155	5,397
	5.17%	Feb-2050	—	7,541	8,041	8,330
	5.35%	Mar-2047	—	6,788	6,798	6,844
	5.55%	Aug-2042	—	7,141	7,143	7,202
	5.60%	Jun-2038	—	2,113	2,115	2,131
	5.80%	Jan-2053	—	1,950	1,958	2,230
	5.87%	May-2044	—	1,630	1,629	1,642
	5.89%	Apr-2038	—	3,979	3,983	4,015
	6.40%	Aug-2046	—	3,552	3,554	3,580
	6.60%	Jan-2050	—	3,200	3,220	3,609
			—	137,594	138,457	146,705

Forward Commitments	2.50%	Sep-2063	5,702	—	—	(226)
	3.72%	Feb-2062	4,470	—	—	196
	3.90%	Mar-2062	3,090	—	—	171
			13,262	—	—	141
Total FHA Permanent Securities			$13,262	$137,594	$138,457	$146,846

Schedule of Portfolio Investments

September 30, 2021 (dollars in thousands; unaudited)

Ginnie Mae Securities (28.5% of net assets)

	Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value

Single Family	4.00%	Feb-2040 - Jun-2040	$1,428	$1,440	$1,561
	4.50%	Aug-2040	775	788	878
	5.50%	Jan-2033 - Jun-2037	1,010	1,008	1,141
	6.00%	Jan-2032 - Aug-2037	715	716	825
	6.50%	Jul-2028	40	40	45
	7.00%	Apr-2026 - Jan-2030	482	483	539
	7.50%	Aug-2025 - Aug-2030	232	234	261
	8.00%	Sep-2026 - Nov-2030	223	224	256
	8.50%	Jun-2022 - Aug-2027	66	67	72
	9.00%	Dec-2022 - Jun-2025	4	4	4
			4,975	5,004	5,582

Multifamily	1.95%	Mar-2064	38,751	39,302	38,927
	2.00%	Jul-2062	39,506	40,645	39,783
	2.00%	Oct-2062 - Nov-2063	247,518	253,205	249,004
	2.00%	Oct-2062	68,755	71,174	69,008
	2.00%	Apr-2063	63,096	64,203	63,805
	2.00%	Apr-2063	59,470	60,769	59,844
	2.08%	Dec-2056	53,083	55,206	54,958
	2.15%	May-2056	1,209	1,207	1,220
	2.20%	May-2042 - Jun-2056	12,312	12,700	12,620
	2.25%	Dec-2048	3,665	3,637	3,743
	2.30%	Mar-2056 - Oct-2056	11,982	11,920	12,203
	2.31%	Nov-2051	7,076	7,076	7,226
	2.32%	Sep-2060	27,352	28,862	28,202
	2.35%	Dec-2040 - Feb-2061	37,431	38,499	38,345
	2.40%	Aug-2047 - Dec-2057	27,085	27,729	27,809
	2.42%	Jan-2053	45,854	46,167	46,968
	2.50%	Dec-2052 - Jan-2061	75,939	77,251	78,189
	2.53%	Feb-2040	2,428	2,453	2,446
	2.60%	Apr-2048 - Jun-2059	21,895	21,973	22,477
	2.70%	May-2048 - Jul-2058	14,119	14,159	14,463
	2.72%	Feb-2044	140	143	142
	2.74%	Apr-2057	24,176	26,321	26,188
	2.78%	Aug-2058	10,871	11,844	11,813
	2.79%	Apr-2049	8,389	8,462	8,704
	2.80%	Feb-2053	60,000	57,176	61,630
	2.80%	Dec-2059	7,032	6,937	7,190
	2.82%	Apr-2050	1,500	1,527	1,549
	2.89%	Mar-2046	5,442	5,472	5,485
	2.94%	Nov-2059	48,363	53,925	52,759
	2.99%	Jul-2048	8,242	8,943	8,826
	3.00%	Mar-2051	9,709	9,749	9,915
	3.00%	May2062	73,804	79,899	78,714
	3.03%	Jan-2056	30,778	32,814	33,242
	3.05%	May-2054	11,545	11,593	12,085
	3.06%	Jan-2049	6,970	7,197	7,022
	3.10%	May-2059	4,722	4,701	4,750
	3.17%	Aug-2059	34,673	38,437	38,839
	3.20%	Jul-2041 - Sep-2051	10,869	10,831	11,050
	3.21%	Jul-2046	5,894	6,050	6,025
	3.25%	Sep-2054	26,750	26,529	27,542
	3.25%	Apr-2059	45,000	43,228	46,696
	3.26%	Nov-2043	6,767	6,776	6,992
	3.27%	Apr-2046	24,992	26,391	27,024
	3.30%	Sep-2060	8,693	8,909	9,663
	3.31%	May-2055	8,496	8,063	8,924
	3.34%	Sep-2059	17,083	17,408	18,761
	3.35%	Nov-2042 - Mar-2044	14,432	14,034	15,070
	3.37%	Dec-2046	4,352	4,400	4,395
	3.38%	Aug-2059	43,617	44,442	46,510
	3.38%	Jan-2060	59,284	59,290	65,084
	3.39%	Feb-2059	14,234	14,511	15,625
	3.40%	Feb-2044	986	1,027	995
	3.48%	May-2059	10,857	11,072	11,883
	3.49%	May-2042	2,658	2,692	2,690
	3.50%	Feb-2051 - Jan-2054	11,600	11,542	11,852

Schedule of Portfolio Investments

September 30, 2021 (dollars in thousands; unaudited)

Ginnie Mae Securities (28.5% of net assets)

	Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value
	3.51%	Mar-2053	45,563	49,063	49,816
	3.53%	Apr-2042	16,250	16,739	17,790
	3.57%	Nov-2059	48,426	49,118	53,655
	3.60%	Jun-2057	13,620	14,093	14,954
	3.62%	Dec-2057	28,493	28,987	31,356
	3.63%	Sep-2052	5,406	5,586	5,704
	3.64%	Dec-2045	8,583	8,267	8,830
	3.65%	Oct-2058	10,256	10,408	11,264
	3.67%	Nov-2035	13,957	14,361	14,872
	3.74%	Aug-2059	15,583	15,881	17,243
	3.75%	Apr-2046 - Nov-2060	17,605	17,971	19,313
	3.92%	Aug-2039	41,682	43,869	45,016
	4.10%	May-2051	3,834	4,143	4,225
	4.20%	Aug-2060	47,167	48,091	52,167
	4.25%	Sep-2038	31,660	31,792	33,085
	4.45%	Jun-2055	2,490	2,399	2,758
	4.53%	Jan-2061	14,833	15,285	16,436
	4.63%[2]	Sep-2037	1,500	1,468	1,504
	4.90%[2]	Mar-2044	1,000	992	1,003
	5.25%	Apr-2037	17,090	17,085	17,219
	5.34%	Jul-2040	550	544	552
			1,906,994	1,956,614	1,995,636

Total Ginnie Mae Securities			$1,911,969	$1,961,618	$2,001,218

Schedule of Portfolio Investments

September 30, 2021 (dollars in thousands; unaudited)

Ginnie Mae Construction Securities (4.4% of net assets)

	Interest Rates[3]
	Permanent	Construction	Maturity Date	Unfunded Commitments[1]	Face Amount	Amortized Cost	Value

Multifamily	2.25%	4.10%	Dec-2063	$65,928	$—	$1,978	$737
	2.45%	2.45%	Apr-2062	10,302	6,200	6,532	6,737
	2.58%	2.58%	May-2063	24,435	4,065	4,992	4,586
	2.59%	3.59%	Jan-2064	42,400	—	1,086	2,584
	2.62%	2.62%	Feb-2063	5,812	7,988	8,506	8,882
	2.65%	2.65%	Oct-2062	2,122	4,378	4,541	4,761
	2.67%	2.67%	Mar-2062	8,883	26,100	26,975	28,154
	2.75%	2.75%	Apr-2063	21,638	25	1,122	1,087
	2.98%	2.98%	Jun-2063	31,677	2,033	3,297	4,208
	3.05%	3.05%	Jan-2063 - Dec-2063	118,837	4,284	5,888	9,638
	3.41%	3.41%	Sep-2061	3,611	38,674	40,366	43,197
	3.43%	3.43%	Nov-2061	3,172	50,317	52,124	56,139
	3.60%	3.60%	Apr-2061	729	33,456	34,654	37,466
	3.78%	7.00%	Aug-2060	488	39,451	39,755	44,173
	4.21%	4.21%	May-2061	5,357	46,584	46,848	52,805
	4.35%	4.35%	Dec-2060	546	1,754	1,797	2,009
Total Ginnie Mae Construction Securities				$345,937	$265,309	$280,461	$307,163

Schedule of Portfolio Investments

September 30, 2021 (dollars in thousands; unaudited)

Fannie Mae Securities (40.2% of net assets)

	Interest Rate[4]		Maturity Date	Unfunded Commitments[1]	Face Amount	Amortized Cost	Value

Single Family	0.34%	1M LIBOR+25	Mar-2037	$—	$132	$131	$132
	0.41%	1M LIBOR+32	Jun-2037	—	758	758	762
	0.49%	1M LIBOR+40	Apr-2037	—	333	332	335
	0.55%	1M LIBOR+46	Oct-2042	—	2,060	2,068	2,083
	0.59%	1M LIBOR+50	Jun-2042	—	4,165	4,168	4,216
	0.64%	1M LIBOR+55	Mar-2042	—	2,488	2,491	2,526
	0.69%	1M LIBOR+60	Oct-2043	—	4,581	4,600	4,660
	1.73%	6M LIBOR+161	Aug-2033	—	125	125	128
	1.75%	12M LIBOR+149	Jul-2033	—	116	115	119
	1.79%	6M LIBOR+155	Nov-2033	—	926	926	948
	1.83%	12M LIBOR+156	Apr-2034	—	428	434	442
	1.92%	12M LIBOR+153	Feb-2045	—	3,025	3,075	3,151
	2.00%		Jul-2050	—	33,015	34,061	33,164
	2.02%	12M LIBOR+164	Nov-2034	—	202	205	209
	2.03%	12M LIBOR+170	Oct-2042	—	2,350	2,393	2,456
	2.22%	1Y UST+222	Jul-2033 - Aug-2033	—	827	828	864
	2.23%	1Y UST+211	May-2033 - Aug-2033	—	718	718	750
	2.50%		May-2050 - Nov-2050	—	178,444	186,920	184,245
	2.50%		Aug-2051	—	36,055	37,610	37,426
	2.50%		Sep-2051	—	34,507	35,955	35,610
	3.00%		Apr-2031 - Jul-2051	—	129,944	135,927	136,870
	3.50%		Oct-2026 - Sep-2050	—	101,554	105,008	108,752
	4.00%		May-2024 - Jun-2048	—	50,593	52,202	54,916
	4.50%		May-2024 - Dec-2048	—	35,483	36,584	38,781
	5.00%		May-2034 - Apr-2041	—	6,400	6,555	7,272
	5.50%		Sep-2032 - Jun-2038	—	2,805	2,808	3,221
	6.00%		Nov-2028 - Nov-2037	—	2,242	2,251	2,622
	6.50%		Sep-2028 - Jul-2036	—	356	363	417
	7.00%		Sep-2027 - May-2032	—	521	521	606
	7.50%		Jan-2027 - Sep-2031	—	57	55	62
	8.00%		Aug-2030 - May-2031	—	36	36	36
				—	635,246	660,223	667,781

Multifamily	0.24%	1M SOFR+19	Mar-2031	—	20,370	20,373	20,320
	0.26%	1M SOFR+21	Mar-2031	—	23,855	23,858	23,820
	0.27%	1M SOFR+22	Mar-2031	—	10,075	10,076	10,065
	0.28%	1M SOFR+23	Apr-2031	—	17,500	17,500	17,509
	0.37%	1M LIBOR+29	Feb-2028	—	30,420	30,424	30,384
	0.39%	1M LIBOR+31	Mar-2028	—	38,275	38,283	38,258
	0.42%	1M LIBOR+34	Jan-2028	—	22,425	22,428	22,404
	0.43%	1M LIBOR+35	Dec-2027	—	18,100	18,101	18,118
	0.48%	1M LIBOR+40	Sep-2028	—	1,822	1,822	1,822
	0.52%	1M LIBOR+44	May-2027	—	16,740	16,741	16,753
	0.66%	1M LIBOR+58	May-2029	—	25,000	25,009	25,071
	0.66%	1M LIBOR+58	Jun-2029	—	41,302	41,332	41,421
	0.94%	1M LIBOR+85	Jan-2023	—	1,591	1,591	1,598
	1.06%		Dec-2027	—	21,425	21,434	20,909
	1.17%		Aug-2030 - Nov-2030	—	34,726	34,730	33,488
	1.22%		Aug-2028 - Jul-2030	—	35,610	35,737	34,940
	1.25%		Jul-2030	—	37,950	38,097	36,883
	1.26%		Jan-2031	—	25,000	24,993	24,388
	1.27%		Jul-2030	—	14,235	14,352	13,964
	1.31%		Aug-2030	—	4,443	4,516	4,349
	1.32%		Aug-2030	—	21,000	21,322	20,660
	1.38%		Jul-2030	—	10,500	10,666	10,384
	1.41%		Jul-2030	—	3,324	3,364	3,292
	1.46%		Jul-2030	—	7,633	7,754	7,595
	1.47%		Jul-2030 - Dec-2030	—	15,425	15,580	15,156
	1.50%		Aug-2030	—	1,176	1,209	1,171
	1.52%		Jul-2032	—	16,530	16,689	16,269
	1.53%		Jul-2032	—	10,500	10,677	10,336
	1.55%		Jul-2032	—	20,500	20,846	20,219
	1.57%		Jan-2031	—	21,951	22,036	21,775
	1.57%		Aug-2037	—	48,068	48,300	46,167
	1.58%		Oct-2031	—	57,950	58,258	56,365
	1.65%		Jul-2030	—	1,272	1,307	1,283
	1.68%		Sep-2032	—	12,953	13,196	12,882
	1.71%		Sep-2035 - Nov-2035	—	25,605	25,937	24,681
	1.74%		Mar-2033	—	6,160	6,255	6,064
	1.76%		Aug-2031	—	32,723	32,841	32,546
	1.77%		Sep-2035	—	3,270	3,344	3,212
	1.82%		Jul-2035	—	4,670	4,712	4,592
	1.94%		Apr-2035	—	6,400	6,510	6,413
	2.00%		Apr-2031	—	18,000	18,725	18,452
	2.09%		May-2032 - Jul-2050	—	21,792	22,058	21,849
	2.16%		Sep-2050	—	14,200	14,366	13,401
	2.19%		Mar-2027	—	7,150	7,216	7,488
	2.33%		Nov-2029 - Feb-2030	—	18,255	18,306	19,171
	2.41%		Apr-2051	—	3,790	3,830	3,762
	2.43%		Nov-2031	—	18,655	18,663	19,672
	2.46%		Aug-2026 - Nov-2034	—	35,330	35,431	37,216
	2.49%		Dec-2026 - Nov-2031	—	27,538	27,601	29,170
	2.50%		Jun-2026	—	60,000	60,000	63,532
	2.50%		Jul-2026	—	37,576	37,600	39,720

Schedule of Portfolio Investments

September 30, 2021 (dollars in thousands; unaudited)

Fannie Mae Securities (40.2% of net assets)

	Interest Rate[4]	Maturity Date	Unfunded Commitments[1]	Face Amount	Amortized Cost	Value
	2.53%	Jan-2030	—	20,550	20,701	21,917
	2.55%	Sep-2026	—	14,210	14,214	15,039
	2.55%	Mar-2030	—	51,656	51,975	54,812
	2.61%	Nov-2026	—	9,800	9,861	10,429
	2.67%	Aug-2029	—	37,700	38,030	40,431
	2.70%	Nov-2025	—	14,800	14,805	15,752
	2.72%	Jul-2028	—	36,400	36,586	39,234
	2.76%	Oct-2031	—	10,189	10,338	10,978
	2.80%	Apr-2025	—	14,925	14,957	15,765
	2.81%	Sep-2027	—	12,194	12,234	13,130
	2.85%	Dec-2027 - Aug-2031	—	32,350	32,428	34,892
	2.87%	Oct-2027	—	9,292	9,339	10,037
	2.91%	Jun-2031	—	25,000	25,124	27,264
	2.92%	Jun-2027	—	67,151	67,199	72,638
	2.92%	Apr-2028	—	15,839	15,887	17,190
	2.94%	Jun-2027 - Jul-2039	—	31,596	31,650	34,009
	2.96%	Sep-2034	—	20,000	20,759	21,741
	2.97%	Nov-2032 - Sep-2034	—	32,429	32,681	35,436
	2.99%	Jun-2025	—	2,603	2,604	2,781
	3.00%	May-2027 - Mar-2028	—	15,789	15,802	17,072
	3.02%	Jun-2027 - Sep-2027	—	30,230	30,328	32,424
	3.03%	May-2026 - Jun-2026	—	19,466	19,653	20,410
	3.04%	Apr-2030	—	25,100	25,157	27,508
	3.05%	Apr-2030	—	26,418	26,437	28,891
	3.12%	Apr-2030	—	12,940	12,943	14,163
	3.14%	Apr-2029	—	7,717	7,730	8,494
	3.15%	Jan-2027	—	19,344	19,356	20,985
	3.17%	Jun-2029 - Sep-2029	—	61,557	61,796	66,095
	3.18%	May-2035	—	9,768	9,880	10,690
	3.20%	Oct-2027	—	9,921	9,948	10,866
	3.21%	May-2030	—	6,622	6,689	7,289
	3.26%	Jan-2027	—	7,149	7,158	7,799
	3.31%	Oct-2027	—	15,332	15,405	16,884
	3.32%	Apr-2029	—	20,080	20,139	22,269
	3.33%	May-2026	—	10,643	10,662	11,538
	3.35%	Feb-2029	—	18,850	18,994	20,990
	3.36%	May-2029 - Oct-2029	—	34,055	35,001	37,602
	3.40%	Oct-2026	—	2,811	2,817	3,084
	3.41%	Sep-2023	—	11,023	11,023	11,443
	3.42%	Apr-2035	—	5,143	5,206	5,767
	3.46%	Dec-2023 - Apr-2031	—	16,102	16,170	17,795
	3.50%	Aug-2039	—	13,292	13,292	15,139
	3.54%	Oct-2021	—	6,536	6,536	6,535
	3.61%	Sep-2023	—	6,032	6,032	6,285
	3.63%	Jul-2035	—	21,622	21,648	24,708
	3.66%	Oct-2023	—	4,423	4,423	4,620
	3.68%	Jul-2028	—	12,011	12,512	13,475
	3.87%	Sep-2023	—	2,332	2,332	2,435
	4.27%	Jan-2034	—	75,058	75,290	78,623
	4.69%	Jun-2035	—	554	565	621
	5.15%	Oct-2022	—	372	372	373
	5.30%	Aug-2029	—	4,208	4,180	4,856
	5.69%	Jun-2041	—	4,314	4,406	5,051
	5.75%	Jun-2041	—	2,094	2,146	2,458
	5.91%	Mar-2037	—	1,607	1,627	1,644
	5.96%	Jan-2029	—	249	249	250
	6.15%	Jan-2023	—	3,198	3,198	3,211
	8.40%	Jul-2023	—	105	105	106
			—	2,033,511	2,044,575	2,114,882

When Issued[5]	1.76%	Dec-2036	—	22,500	22,570	22,359
	1.88%	Nov-2031	—	25,400	25,440	25,650
			—	47,900	48,010	48,009

Forward Commitments	2.21%	Dec-2039	41,844	—	—	(2,896)
	2.56%	Jul-2038	10,774	—	—	(20)
	2.59%	Mar-2039	11,409	—	—	66
			64,027	—	—	(2,850)
Total Fannie Mae Securities			$64,027	$2,716,657	$2,752,808	$2,827,822

Schedule of Portfolio Investments

September 30, 2021 (dollars in thousands; unaudited)

FNMA Construction Securities (0.3% of net assets)

	Interest Rates[3]
	Permanent	Construction	Maturity Date	Face Amount	Amortized Cost	Value
Multifamily	2.46%	2.46%	Jan-2038	$20,950	$20,950	$21,372
Total FNMA Construction Securities				$20,950	$20,950	$21,372

Schedule of Portfolio Investments

September 30, 2021 (dollars in thousands; unaudited)

Freddie Mac Securities (9.9% of net assets)

	Interest Rate[4]		Maturity Date	Unfunded Commitments[1]	Face Amount	Amortized Cost	Value

Single Family	0.21%	1M LIBOR+13	Nov-2027	$—	$41,430	$41,430	$41,423
	0.25%	1M SOFR+20	Aug-2031	—	32,000	32,000	32,010
	0.29%	1M SOFR+24	Jan-2031	—	50,000	50,000	50,013
	0.29%	1M SOFR+24	Jun-2031	—	35,000	35,000	35,080
	0.30%	1M SOFR+25	Dec-2030	—	25,000	25,000	24,980
	0.34%	1M LIBOR+26	Nov-2030	—	17,996	17,996	17,996
	0.35%	1M SOFR+30	Dec-2030	—	27,000	27,000	27,016
	0.38%	1M LIBOR+30	Feb-2036	—	418	418	419
	0.41%	1M LIBOR+33	Oct-2030-May-2037	—	8,573	8,573	8,593
	0.41%	1M SOFR+36	Oct-2030	—	15,000	15,000	15,039
	0.43%	1M LIBOR+35	Apr-2036 - Jan-2043	—	2,702	2,705	2,718
	0.48%	1M LIBOR+40	Aug-2043	—	2,575	2,574	2,594
	0.50%	1M LIBOR+42	May-2027	—	5,964	5,965	6,001
	0.56%	1M LIBOR+48	Oct-2040	—	1,920	1,919	1,945
	0.58%	1M LIBOR+50	Oct-2040 - Jun-2044	—	8,152	8,157	8,261
	0.63%	1M LIBOR+55	Nov-2040	—	1,875	1,888	1,900
	0.73%	1M LIBOR+65	Jan-2023	—	841	841	843
	0.75%	1M LIBOR+67	Aug-2037	—	2,293	2,314	2,335
	2.02%	12M LIBOR+178	Jul-2035	—	104	104	109
	2.34%	1Y UST+223	Oct-2033	—	191	190	199
	2.35%	1Y UST+223	Jun-2033	—	78	78	81
	2.50%		Jan-2043 - Aug-2046	—	7,573	7,661	7,836
	3.00%		Aug-2042 - Sep-2046	—	31,814	32,408	33,916
	3.35%		Oct-2033	—	33,450	33,310	37,149
	3.50%		Jan-2026	—	18,000	18,068	19,051
	3.50%		Jan-2026 - Oct-2046	—	61,164	62,489	65,868
	3.68%		Oct-2025	—	10,000	10,093	10,704
	4.00%		Nov-2024 - Aug-2047	—	61,945	64,323	67,488
	4.50%		Jan-2038 - Dec-2044	—	16,150	16,804	17,934
	5.00%		May-2022 - Mar-2041	—	2,692	2,691	3,028
	5.50%		Apr-2033 - Jul-2038	—	2,131	2,124	2,453
	6.00%		Dec-2033 - Oct-2037	—	2,960	2,981	3,461
	6.50%		Apr-2028 - Nov-2037	—	497	501	601
	7.00%		Apr-2028 - Mar-2030	—	23	21	26
	7.50%		Aug-2029 - Apr-2031	—	33	33	38
	8.00%		Dec-2029	—	—	—	1
	8.50%		Jul-2024 - Jan-2025	—	24	24	26
				—	527,568	532,683	549,135

Multifamily	2.04%		May-2050	—	20,542	21,056	19,517
	2.40%		Jun-2031	—	7,444	7,542	7,828
	2.41%		Jun-2031	—	11,732	11,896	12,347
	2.42%		Jun-2031	—	11,768	11,941	12,395
	3.28%		Dec-2029	—	16,152	16,336	17,684
	3.34%		Dec-2029	—	9,532	9,666	10,481
	3.38%		Apr-2030	—	14,037	14,265	15,496
	3.48%		Jun-2030	—	18,332	18,721	20,404
	3.60%		Apr-2030	—	25,009	25,669	27,904
				—	134,548	137,092	144,056

Forward Commitments	2.38%		Feb-2034	43,500	—	163	(199)
Total Freddie Mac Securities				$43,500	$662,116	$669,938	$692,992

Schedule of Portfolio Investments

September 30, 2021 (dollars in thousands; unaudited)

State Housing Finance Agency Securities (7.1% of net assets)

		Interest Rates[3]			Unfunded
	Issuer	Permanent	Construction	Maturity Date	Commitments[1]	Face Amount	Amortized Cost	Value

Multifamily	Illinois State Housing Finance Auth	—	0.33%	Aug-2023	$—	$20,000	$20,000	$20,014
	Illinois Housing Development Auth	—	0.40%	Dec-2024	—	470	470	469
	Mass Housing	—	0.50%	Dec-2023	—	10,020	10,020	10,025
	Mass Housing[6]	—	1.50%	Dec-2022	—	8,750	8,752	8,764
	Mass Housing	—	2.15%	Sep-2023	18,787	17,960	17,960	18,628
	Mass Housing[6]	—	3.55%	Oct-2022	—	13,570	13,571	14,001
	Connecticut Housing Finance Auth	—	3.70%	Nov-2021	—	17,800	17,774	17,825
	Illinois Housing Development Auth	2.06%	—	Jan-2042	—	28,230	28,230	27,013
	Illinois Housing Development Auth	2.07%	—	Jul-2041	—	84,895	84,895	84,008
	Mass Housing	2.60%	—	Jun-2063	—	26,410	26,410	24,850
	NYC Housing Development Corp	2.95%	—	Nov-2041 - Nov-2045	—	11,275	11,275	11,639
	NYC Housing Development Corp	3.05%	—	Nov-2046	—	13,000	13,000	13,023
	NYC Housing Development Corp	3.10%	—	Oct-2046	—	21,011	21,012	21,493
	NYC Housing Development Corp	3.25%	—	Nov-2049	—	12,000	12,000	12,340
	Connecticut Housing Finance Auth	3.25%	—	May-2050	—	12,310	12,198	12,641
	Mass Housing[6]	3.30%	—	Dec-2059	—	8,340	8,345	8,706
	NYC Housing Development Corp	3.35%	—	Nov-2054	—	20,000	20,000	20,708
	NYC Housing Development Corp	3.45%	—	May-2059	—	20,000	20,000	20,706
	NYC Housing Development Corp	3.75%	—	May-2035	—	3,860	3,860	3,987
	Mass Housing[6]	3.85%	—	Dec-2058	—	9,680	9,677	9,994
	NYC Housing Development Corp	3.95%	—	Nov-2043	—	15,000	15,000	16,247
	NYC Housing Development Corp	4.00%	—	Dec-2028 - Nov-2048	—	15,000	15,103	15,980
	MassHousing	4.04%	—	Nov-2032	—	1,305	1,305	1,307
	MassHousing	4.13%	—	Dec-2036	—	5,000	5,000	5,161
	NYC Housing Development Corp	4.13%	—	Nov-2053	—	10,000	10,000	10,812
	NYC Housing Development Corp	4.20%	—	Dec-2039	—	8,305	8,305	8,574
	NYC Housing Development Corp	4.29%	—	Nov-2037	—	1,190	1,190	1,192
	Chicago Housing Authority	4.36%	—	Jan-2038	—	25,000	25,000	29,404
	NYC Housing Development Corp	4.44%	—	Nov-2041	—	1,120	1,120	1,122
	NYC Housing Development Corp	4.49%	—	Nov-2044	—	455	455	456
	MassHousing	4.50%	—	Jun-2056	—	45,000	45,000	46,368
Total State Housing Finance Agency Securities					$18,787	$486,956	$486,927	$497,457

Schedule of Portfolio Investments

September 30, 2021 (dollars in thousands; unaudited)

Other Mutifamily Investments (1.7% of net assets)

	Interest Rates[3,4]			Maturity	Unfunded	Face	Amortized
Issuer	Permanent	Construction		Date	Commitments[1]	Amount	Cost	Value

Direct Loans
18 Sixth Ave at Pacific Park (Level 3)	—	2.29%	1M LIBOR+220	Dec-2024	$11,294	$5,928	$5,887	$5,758
18 Sixth Ave at Pacific Park (Level 3)	—	2.29%	1M LIBOR+220	Dec-2024	24,034	58,744	58,487	57,928
53 Colton Street (Level 3)	—	2.60%		Nov-2023	15,986	30	(90)	107
53 Colton Street (Level 3)	—	2.80%		Nov-2023	3,042	—	(8)	14
Wilder Square (Level 3)	—	3.25%		Mar-2023	726	10,774	10,720	10,904
University and Fairview (Level 3)	—	3.45%		Jun-2024	562	14,439	14,352	14,748
University and Fairview (Level 3)	—	3.45%		Dec-2023	18,694	3,819	3,684	3,976
Old Cedar (Level 3)	—	3.50%		Dec-2023	10,750	251	203	367
Granada (Level 3)	—	3.79%		Feb-2039	12,000	—	—	(250)
99 Ocean (Level 3)	—	4.05%		Oct-2024	52,000	—	(520)	572
The Block - 803 Waimanu (Level 3)	—	4.50%		Mar-2022	2,850	15,087	15,080	15,140
Granada (Level 3)	—	6.75%		Jan-2024	8,724	4,276	4,016	4,364
					160,662	113,348	111,811	113,628
Privately Insured Construction/Permanent Mortgages[7]
Illinois Housing Development Auth	6.20%	—		Dec-2047	—	2,915	2,923	2,916
Illinois Housing Development Auth	6.40%	—		Nov-2048	—	886	895	887
					—	3,801	3,818	3,803
Total Other Multifamily Investments					$160,662	$117,149	$115,629	$117,431

Schedule of Portfolio Investments

September 30, 2021 (dollars in thousands; unaudited)

Commercial Mortgage-Backed Securities (1.4% of net assets)

Issuer	Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value

Nomura	2.77%	Dec-2045	$10,000	$10,130	$10,208
Nomura	3.19%	Mar-2046	20,000	20,312	20,463
JP Morgan	3.48%	Jun-2045	2,293	2,378	2,326
Citigroup	3.62%	Jul-2047	8,000	8,172	8,560
Barclays/ JP Morgan	3.81%	Jul-2047	2,250	2,299	2,376
RBS/ Wells Fargo	3.82%	Aug-2050	5,000	5,114	5,335
Deutsche Bank/UBS	3.96%	Mar-2047	5,000	5,108	5,348
Barclays/ JP Morgan	4.00%	Apr-2047	5,000	5,108	5,328
Cantor/Deutsche Bank	4.01%	Apr-2047	20,000	20,433	21,398
Barclays/ JP Morgan	4.08%	Feb-2047	6,825	7,109	7,277
Cantor/Deutsche Bank	4.24%	Feb-2047	7,000	7,150	7,488
Total Commercial Mortgage Backed Securities			$91,368	$93,313	$96,107

Schedule of Portfolio Investments

September 30, 2021 (dollars in thousands; unaudited)

United States Treasury Securities (5.3% of net assets)

Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value

0.63%	May-2030	$63,000	$62,399	$58,818
0.63%	Aug-2030	30,000	29,784	27,920
1.13%	Feb-2031	40,000	38,409	38,750
1.25%	Apr-2028	65,000	64,819	64,965
1.25%	Aug-2031	25,000	24,832	24,395
1.50%	Feb-2030	35,000	36,536	35,233
1.63%	May-2031	10,000	10,358	10,118
1.75%	Nov-2029 - Aug-2041	45,000	44,962	45,165
2.25%	May-2041	52,000	53,600	54,038
2.88%	Aug-2028	10,000	9,864	11,048
Total United States Treasury Securities		$375,000	$375,563	$370,450

Total Fixed-Income Investments		$6,785,068	$6,895,664	$7,078,858

Schedule of Portfolio Investments

September 30, 2021 (dollars in thousands; unaudited)

Equity Investment in Wholly-Owned Subsidiary (less than 0.01% of net assets)

		Amount of
	Face	Dividends
Issuer	Amount (Cost)	or Interest	Value

HIT Advisers[8] (Level 3)	$1	$—	$(140)
Total Equity Investment	$1	$—	$(140)

Schedule of Portfolio Investments

September 30, 2021 (dollars in thousands; unaudited)

Short-Term Investments (1.6% of net assets)

Issuer	Interest Rate		Maturity Date	Face Amount	Amortized Cost	Value

Blackrock Federal Funds	0.03%	[9]	Oct-2021	$113,327	$113,327	$113,327
Total Short-Term Investments				$113,327	$113,327	$113,327

Total Investments				$6,898,396	$7,008,992	$7,192,045

Schedule of Portfolio Investments

September 30, 2021

Footnotes

1	The HIT may make commitments in securities or loans that fund over time on a draw basis or forward commitments that fund at a single point in time. The unfunded amount of these commitments totaled $646.2 million at period end. Generally, GNMA construction securities fund over a 12- to 24-month period. Funding periods for State Housing Finance Agency construction securities and Direct Loans vary by project, but generally fund over a one- to 48-month period. Forward commitments generally settle within 12 months of the original commitment date.

2	Federally tax-exempt bonds collateralized by Ginnie Mae securities.

3	Construction interest rates are the rates charged to the borrower during the construction phase of the project. The permanent interest rates are charged to the borrower during the amortization period of the loan, unless the U.S. Department of Housing and Urban Development requires that such rates be charged earlier.

4	For floating and variable rate securities the rate indicated is for the period end. With respect to these securities, the schedule also includes the reference rate and spread in basis points.

5	The HIT records when issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when issued basis are marked to market monthly and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

6	Securities exempt from registration under the Securities Act of 1933 and were privately placed directly by a state housing agency (a not-for-profit public agency) with the HIT. The securities are backed by mortgages and are general obligations of the state housing agency, and therefore secured by the full faith and credit of said agency. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are considered liquid, under procedures established by and under the general supervision of the HIT's Board of Trustees.

7	Loans insured by Ambac Assurance Corporation, are additionally backed by a repurchase option from the mortgagee for the benefit of the HIT. The repurchase price is defined as the unpaid principal balance of the loan plus all accrued unpaid interest due through the remittance date. The repurchase option can be exercised by the HIT in the event of a payment failure by Ambac Assurance Corporation.

8	The HIT has a participation interest in HIT Advisers, a Delaware limited liability company. HIT Advisers is a New York based adviser currently exempt from investment adviser registration in New York. The investment in HIT Advisers is valued by the HIT's valuation committee in accordance with the fair value procedures adopted by the HIT's Board of Trustees, and approximates carrying value of HIT Advisors and its subsidiary on a consolidated basis. The participation interest is not registered under the federal securities laws.

9	Rate indicated is the annualized 1-day yield as of September 30, 2021.

Key to abbreviations

M	Month
Y	Year
LIBOR	London Interbank Offered Rate
UST	U.S. Treasury
SOFR	Secured Overnight Financing Rate